Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
25.	Leases
The following table summarizes the lease expense for the year ended December 31, 2020:

For the year ended December 31, 2020
RMB
Operating lease expense	32,781
Short-term lease expense	17,113

Total lease expense	49,894

Weighted-average remaining lease term (in years) – operating leases	3.2
Weighted-average discount rate – operating leases	4.8%
Total lease expense

was RMB20,799 and RMB49,689 for the years ended December 31, 201
8
and 2019
, under Topic 840

 and Topic 842, respectively
.
As of December 31, 2020, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and
liabilities were as follows
:

For the year ended December 31,	Future minimum payments
RMB
2021	30,001
2022	30,993
2023	27,330
2024	3,587
2025 and thereafter	1,837

Total undiscounted cash flows	93,748

Less: imputed interest	(6,901)

Total	86,847

As of December 31, 2020, the Group has operating leases that have not yet commenced with future minimum lease payments amounting to RMB 21,304. These operating leases will commence in the second quarter of 202
1
with lease terms of 4 years.
Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 are as follows:

	December 31,
	2019	2020
	RMB	RMB
Cash paid for operating leases	28,847	33,028
Lease liabilities arising from obtaining right-of-use assets	33,399	21,024